Stock Authorization And Issuance (Narratvie) (Details) - USD ($)							1 Months Ended				4 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	Jan. 25, 2021	Oct. 30, 2020	Jun. 08, 2020	Mar. 16, 2020	Feb. 10, 2020	Nov. 29, 2005	Mar. 31, 2021	Jan. 31, 2021	Mar. 31, 2020	Jan. 31, 2020	Dec. 31, 2020	Aug. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Nov. 20, 2020	Jul. 31, 2020	Jun. 30, 2020	Feb. 28, 2020	Nov. 30, 2019	Oct. 31, 2019	Dec. 31, 2018	Nov. 17, 2005
Stock Authorization And Issuance [Line Items]
Preferred Stock, Shares authorized											15,000,000		15,000,000	15,000,000									100,000
Preferred Stock, Shares outstanding											0		0	0
Common stock, shares authorized											140,000,000		140,000,000	140,000,000	110,000,000		140,000,000	110,000,000		110,000,000	75,000,000
Exercise price per warrant											$ 0.45		$ 0.45	$ 0.45
Class of Warrant or Right, Weighted Average Remaining Life														3 years
Sale of common stock, number of shares												5,871,584
Sale of common stock														$ 4,766,000
Shares of common stock issued upon exercise of warrants														12,900,000	12,200,000
Estimated fair market value											$ 1,700,000		$ 1,700,000	$ 1,700,000	$ 1,300,000
Liquidated damages											1.00%
Maximum liquidated damages in the event in the even the common stock is not registered for resale within specific time periods											$ 100,000
Warrants, Options And Unvested RSUs [Member]
Stock Authorization And Issuance [Line Items]
Shares reserved for issuance											25,300,000		25,300,000	25,300,000
Aspire Capital [Member]
Stock Authorization And Issuance [Line Items]
Warrants Beneficially Own														9.99%
Warrants Beneficially Own, Prior Notice														61 days
Aspire Capital, Amendment [Member]
Stock Authorization And Issuance [Line Items]
Warrants to purchase common stock																			5,000,000
Exercise price per warrant											$ 0.001		$ 0.001	$ 0.001
Non-cash warrant expense														$ 1,780,000
warrants exercised														1,430,000
Proceeds from warrants exercised														$ 500,000
New Aspire Warrant [Member]
Stock Authorization And Issuance [Line Items]
Warrants to purchase common stock																			5,000,000
Exercise price per warrant																			$ 0.74
warrants exercised														3,070,000
Proceeds from warrants exercised														$ 1,100,000
Series E Preferred Stock [Member]
Stock Authorization And Issuance [Line Items]
Preferred Stock, Shares outstanding											0		0	0
Common Stock [Member]
Stock Authorization And Issuance [Line Items]
Sale of common stock														$ 148,000
Consultants [Member] | Chelsea Investor Relations [Member]
Stock Authorization And Issuance [Line Items]
Issuance of stock to consultants, shares					500,000
Issuance of stocks to consultants, value					$ 150,000
Agreement term														24 months
Consultants [Member] | Tailwinds Research Group LLC [Member]
Stock Authorization And Issuance [Line Items]
Exercise price per warrant				$ 1.00
Proceeds from warrants exercised				$ 60,000
Issuance of stock to consultants, shares				200,000
Shareholder Approved Equity Compensation Plans [Member]
Stock Authorization And Issuance [Line Items]
Shares reserved for issuance											200,000		200,000	200,000
Minimum [Member] | Aspire Capital, Amendment [Member]
Stock Authorization And Issuance [Line Items]
Exercise price per warrant																			0.35
Maximum [Member]
Stock Authorization And Issuance [Line Items]
Liquidated damages											6.00%
Maximum [Member] | Aspire Capital [Member]
Stock Authorization And Issuance [Line Items]
Warrants Beneficially Own														19.99%
Maximum [Member] | Aspire Capital, Amendment [Member]
Stock Authorization And Issuance [Line Items]
Exercise price per warrant																			$ 0.74
Subsequent Event [Member]
Stock Authorization And Issuance [Line Items]
Exercise price per warrant							$ 0.16
Third Party [Member]
Stock Authorization And Issuance [Line Items]
Sale of common stock, number of shares		70,000
Sale of common stock		$ 20,000
Third Party [Member] | Subsequent Event [Member]
Stock Authorization And Issuance [Line Items]
Sale of common stock								$ 30,000
Principal [Member] | Convertible Debt [Member]
Stock Authorization And Issuance [Line Items]
Shares reserved for issuance											23,600,000		23,600,000	23,600,000
Interest In-Kind [Member] | Convertible Debt [Member]
Stock Authorization And Issuance [Line Items]
Shares reserved for issuance											7,500,000		7,500,000	7,500,000
Rights Agreement [Member]
Stock Authorization And Issuance [Line Items]
Redemption price											$ 0.01		$ 0.01	$ 0.01
Exercise price per warrant						$ 8.54
Threshold percentage at which rights separte from common stock						15.00%
Rights Agreement [Member] | Minimum [Member]
Stock Authorization And Issuance [Line Items]
Exercise price per warrant																$ 14.50
Rights Agreement [Member] | Maximum [Member]
Stock Authorization And Issuance [Line Items]
Exercise price per warrant																$ 8.54
Private Placements With Accredited Investors [Member]
Stock Authorization And Issuance [Line Items]
Proceeds from issurance of common stock									$ 900,000	$ 200,000			$ 3,800,000
Aggregate offering price									$ 0.35		$ 0.35		$ 0.35	$ 0.35
Aggregate offering shares									2,571,432		10,857,876		10,857,876	10,857,876
Unsecured promissory note									$ 900,000		$ 1,800,000		$ 1,800,000	$ 1,800,000
Private Placements With Accredited Investors [Member] | Subsequent Event [Member]
Stock Authorization And Issuance [Line Items]
Proceeds from issurance of common stock							$ 4,200,000	1,000,000
Aggregate offering price								$ 0.35
Aggregate offering shares							3,230,942	2,976,430
Warrants to purchase common stock							1,619,289
Exercise price per warrant							$ 1.75
Liquidated damages							1.00%	1.00%
Maximum liquidated damages in the event in the even the common stock is not registered for resale within specific time periods							$ 250,000	$ 60,000
Private Placements With Accredited Investors [Member] | Subsequent Event [Member] | Maximum [Member]
Stock Authorization And Issuance [Line Items]
Liquidated damages							6.00%	6.00%
Private Placements With Accredited Investors B [Member]
Stock Authorization And Issuance [Line Items]
Aggregate offering price										$ 0.13
Aggregate offering shares										1,169,232
Private Placements With Accredited Investors C [Member]
Stock Authorization And Issuance [Line Items]
Aggregate offering price										$ 0.15
Aggregate offering shares										166,667
Chelsea Investor Relations [Member] | Subsequent Event [Member]
Stock Authorization And Issuance [Line Items]
Issuance of stock to consultants, shares	500,000
Issuance of stocks to consultants, value	$ 330,000
Securities Purchase Agreements [Member] | Third Party [Member]
Stock Authorization And Issuance [Line Items]
Shelf, authorized shares														50,000
Sale of common stock, number of shares			30,000											100,000
Sale of common stock			$ 10,000											$ 50,000
Securities Purchase Agreements [Member] | Third Party [Member] | Subsequent Event [Member]
Stock Authorization And Issuance [Line Items]
Sale of common stock, number of shares								50,000
Contingent Payment Obligation [Member] | Unsecured Debt [Member]
Stock Authorization And Issuance [Line Items]
Unsecured promissory note											5,222,000		5,222,000	5,222,000
Contingent Payment Rights [Member] | Unsecured Debt [Member]
Stock Authorization And Issuance [Line Items]
Fair value of payment obligation											$ 2,500,000		$ 2,500,000	$ 2,500,000
Contingent Payment Rights [Member] | Third Party [Member] | Unsecured Debt [Member]
Stock Authorization And Issuance [Line Items]
Unsecured promissory note		20,000
Fair value of payment obligation		$ 100,000